Cash and cash equivalents - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€) Rate	Dec. 31, 2024 EUR (€)	Dec. 31, 2057	Dec. 31, 2039 USD ($)	Dec. 31, 2030 USD ($)	Dec. 31, 2027	Dec. 31, 2025 USD ($) Rate	Apr. 25, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	May 01, 2015 USD ($)
Detail of information about cash and cash equivalents and borrowings [Line Items]
Cash and cash equivalents infrastructure projects		€ 201.0	€ 175.0
Current restricted cash and cash equivalents		29.0	18.0
Non-current restricted cash and cash equivalents		262.0	401.0
Notional amount		400.0
Borrowings		10,427.0	11,288.0
Balance working capital		(1,395.0)	(1,182.0)							€ (1,511.0)
Repayment of the revolving line of credit		(252.0)
Reimbursement of the revolving credit line in the reduction of European commercial paper		(199.0)
Impact from variation of bonds			362.0
Syndicated facility refinanced limit		900.0
Cash and cash equivalents excluding infrastructure projects		4,070.0	4,653.0
Dalaman international airport [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Reclassified as long-term			62.0
At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Net financial derivatives		232.0	109.0
Cross currency swaps [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount | $								$ 260,000,000
Cross currency swaps [Member] | Corporate cross currency swaps [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		250.0
Cross currency swaps [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Net financial derivatives		146.0	43.0
Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		1,530.0
Interest rate derivatives [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Net financial derivatives		(66.0)	(57.0)
Corporate bonds and debentures [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Amortization of the issued bond		500.0
Embedded derivative fair value amount		45.0
Hybrid instrument bond component amount		355.0
Repayment of syndicated facility amount		(252.0)
Other borrowings [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount	€ 780.0
NTE mobility partners segments 3 LLC | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Balance working capital		€ 211.2
NTE mobility partners segments 3 LLC | Barclays bonds | maturing in 2028 | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Balance working capital | $								221,000,000
NTE mobility partners segments 3 LLC | Barclays bonds | Maturing in 2040 | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Balance working capital | $								246,300,000
NTE mobility partners segments 3 LLC | Segment 3C [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued including the premium | $								$ 750,000,000
I77 mobility partners [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Operator completed concession for the broadcast									€ 371.0
I77 mobility partners [Member] | Final maturity in 2051 [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Number of fixed rate listed bonds included in the senior loan		6.57%						6.57%
I77 mobility partners [Member] | Final maturity in 2054 [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings		€ 98.9
NTE mobility partners [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $											$ 397,300,000
NTE mobility partners [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $						$ 122,700,000
NTE mobility partners [Member] | Taxable bonds [Member] | Final maturity in 2049 [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								$ 871,100,000
NTE mobility partners [Member] | Private activity bonds [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $					$ 209,000,000.0			331,800,000
NTE mobility partners [Member] | Private activity bonds [Member] | Segment 3A-3B [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								122,600,000
Bonds Issued with a fixed interest rate of 5% [Member] | $								$ 32,400,000
Borrowing interest rate on USD 22.5 million [Member]		5.13%						5.13%
Bonds Issued with a fixed interest rate of 5.13% [Member] | $								$ 22,500,000
Borrowing interest rate on USD 23.7 million [Member]		5.25%						5.25%
Bonds Issued with a fixed interest rate of 5.38% [Member] | $								$ 23,700,000
Borrowing interest rate on USD 122.6 million [Member]		5.50%						5.50%
Bonds Issued with a fixed interest rate of 5.50% [Member] | $								$ 64,700,000
Borrowing interest rate on USD 64.7 million [Member]		5.38%						5.38%
NTE mobility partners [Member] | Fixed interest rate [member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate						4.00%
NTE mobility partners [Member] | Fixed interest rate [member] | Private activity bonds [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate										5.50%	5.50%
Borrowing interest rate on USD 32,4 million [Member]		5.00%						5.00%
NTE mobility partners [Member] | Fixed interest rate [member] | Lower fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		3.92%						3.92%
NTE mobility partners [Member] | Fixed interest rate [member] | Higher fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate					5.00%
Infrastructure project [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Non-current restricted cash and cash equivalents		€ 252.0
Restricted cash and cash equivalents		282.0
Increase decrease restricted cash and cash equivalents			(116.0)
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes		(41.0)
Bonds issued		4,781.0	5,199.0
Bank borrowings		2,836.0	3,200.0
Notional amount		7,755.0	8,554.0
Increase decrease in borrowings other infrastructure project company		68.0
Borrowings		7,617.0	8,400.0
Difference between the nominal values and carrying amounts of the borrowings		138.0	154.0
Credit drawable		26.0	13.0
Credit limit		7,781.0	8,567.0
Credit utilized		7,755.0	8,554.0
Total liquidity		480.0	557.0
Increase decrease in borrowing excluding the foreign exchange effect and scope changes		214.0
Infrastructure project [Member] | I-66 Express Mobility Partners LLC [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease in borrowing excluding the foreign exchange effect and scope changes		206.0
Infrastructure project [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount	€ 366.0	121.0
Infrastructure project [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings		7,149.0	6,774.0
Infrastructure project [Member] | Carrying amount [Domain]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings		7,617.0	8,400.0
Infrastructure project [Member] | Toll roads division [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes		(75.0)
Borrowings		7,094.0	7,945.0
Credit drawable		0.0	9.0
Credit limit		7,218.0	8,091.0
Credit utilized		7,218.0	8,082.0
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | I66 mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $								$ 2,076,100,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | I-77 Mobility Partners LLC [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $								469,900,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | LBJ infrastructure group [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $								2,038,000,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | NTE mobility partners segments 3 LLC
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $								1,598,000,000
Infrastructure project [Member] | Toll roads division [Member] | US toll roads [Member] | NTE mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings | $								$ 1,600,000,000
Infrastructure project [Member] | Toll roads division [Member] | Spanish toll roads [Member] | Cintra Inversora Autopistas de Cataluña, S.L. (a) [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings		582.2
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings		307.0	211.0
Credit drawable		26.0	4.0
Credit limit		341.0	220.0
Credit utilized		315.0	216.0
Infrastructure project [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings		6,505.0	7,338.0
Credit drawable		0.0	0.0
Credit limit		6,631.0	7,479.0
Credit utilized		6,631.0	7,479.0
Infrastructure project [Member] | Construction division [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings		97.0	103.0
Credit drawable		0.0	0.0
Credit limit		97.0	103.0
Credit utilized		€ 97.0	102.0
Infrastructure project [Member] | Fixed interest rate [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		3.25%						3.25%
Infrastructure project [Member] | Other european toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Current restricted cash and cash equivalents		€ 28.0
Restricted cash and cash equivalents		8.0
Infrastructure project [Member] | Aragon toll road [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents		20.0
Infrastructure project [Member] | NTE mobility partners segments 3 LLC
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents		27.0
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes		€ 9.0
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Private activity bonds [Member] | Segment 3A-3B [Member] | US toll roads [Member] | Top of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								$ 265,900,000
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Private activity bonds [Member] | Segment 3C [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								653,900,000
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Barclays bonds | Segment 3A-3B [Member] | US toll roads [Member] | Top of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								$ 467,300,000
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Fixed interest rate [member] | Segment 3A-3B [Member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		3.84%						3.84%
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Fixed interest rate [member] | Segment 3A-3B [Member] | Barclays bonds | maturing in 2028 | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		5.30%						5.30%
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Fixed interest rate [member] | Segment 3A-3B [Member] | Barclays bonds | Maturing in 2040 | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		5.85%						5.85%
Infrastructure project [Member] | NTE mobility partners segments 3 LLC | Fixed interest rate [member] | Segment 3C [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		5.00%						5.00%
Infrastructure project [Member] | LBJ infrastructure group [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents		€ 26.0
Infrastructure project [Member] | LBJ infrastructure group [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								$ 7,000,000
Bonds issued including the premium | $								615,000,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings | $								835,600,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | Credit line [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Amount drawn from the line of credit for CAPEX investments | $								48,900,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | Taxable bonds [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								615,500,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | Private activity bonds [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								537,500,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | Lower fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								$ 608,500,000
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		4.00%						4.00%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		4.22%						4.22%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | Credit line [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate							4.51%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | Credit line [Member] | Final maturity on January 2030 | US toll roads [Member] | Corporate bonds and debentures [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		3.25%						3.25%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | Credit line [Member] | Final maturity in May 2031 | US toll roads [Member] | Corporate bonds and debentures [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		0.75%						0.75%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | Lower fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate	2.75%
Infrastructure project [Member] | LBJ infrastructure group [Member] | Fixed interest rate [member] | Higher fixed interest rate [Member] | US toll roads [Member] | Interest rate derivatives [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate				3.80%
Infrastructure project [Member] | I77 mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes		€ 16.0
Infrastructure project [Member] | I77 mobility partners [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $												$ 100,000,000
Infrastructure project [Member] | I77 mobility partners [Member] | Fixed interest rate [member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate												5.00%
Infrastructure project [Member] | I66 mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents		35.0
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes		€ (16.0)
Infrastructure project [Member] | I66 mobility partners [Member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings | $								$ 1,339,100,000
Infrastructure project [Member] | I66 mobility partners [Member] | Borrowings principal [Member] | TIFIA loan [Member] | Final maturity in 2057 [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings | $								29,000,000.0
Infrastructure project [Member] | I66 mobility partners [Member] | Private activity bonds [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued | $								737,000,000
Infrastructure project [Member] | I66 mobility partners [Member] | Lower fixed interest rate [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued including the premium | $								$ 800,400,000
Infrastructure project [Member] | I66 mobility partners [Member] | Fixed interest rate [member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		5.00%						5.00%
Infrastructure project [Member] | I66 mobility partners [Member] | Fixed interest rate [member] | TIFIA loan [Member] | US toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate | Rate		2.80%						2.80%
Infrastructure project [Member] | NTE mobility partners [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Restricted cash and cash equivalents		€ 165.0
Increase decrease restricted cash and cash equivalents excluding effect of exchange rate changes		€ (86.0)
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Fixed interest rate guaranteed by the derivative arranged		5.088%
Net financial derivatives		€ (59.2)
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Final maturity in 2035 [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		529.5
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Tranche a member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings		264.9
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Tranche b member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings		279.1
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Tranche c member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bank borrowings		€ 38.2
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Floating interest rate [member] | Tranche a member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		212.40%						212.40%
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Floating interest rate [member] | Tranche b member [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		150.00%						150.00%
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Floating interest rate [member] | Tranche c member [Member] | Spanish toll roads [Member] | Bottom of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		1.50%						1.50%
Infrastructure project [Member] | Autop terrassa manresa SA [Member] | Floating interest rate [member] | Tranche c member [Member] | Spanish toll roads [Member] | Top of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		212.40%						212.40%
Infrastructure project [Member] | Autovía de aragón SA [Member] | Spanish toll roads [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Current debt instruments issued		€ 5.0	14.0
Non-current debt instruments issued			5.0
Exinfrastructure project [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Bonds issued		252.0
Notional amount		2,813.0	2,865.0
Borrowings		2,810.0	2,886.0
Borrowings excluding infrastructure project companies		2,810.0	2,889.0
Increase decrease in consolidated debt ECPs issued		(199.0)
Exinfrastructure project [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount	€ 839.0	1,001.0
Exinfrastructure project [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies		2,871.0	2,866.0
Exinfrastructure project [Member] | Carrying amount [Domain]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies		2,810.0	2,889.0
Exinfrastructure project [Member] | Corporate debt [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		2,790.0	2,839.0
Credit drawable		900.0	538.0
Credit limit		3,690.0	3,377.0
Credit utilized		2,790.0	2,839.0
Consolidated debt		2,763.0	2,852.0
Total liquidity		5,088.0	5,320.0
Exinfrastructure project [Member] | Corporate debt [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount	830.0	999.0
Exinfrastructure project [Member] | Corporate debt [Member] | At fair value [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies		2,824.0	2,830.0
Exinfrastructure project [Member] | Corporate debt [Member] | Carrying amount [Domain]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies		2,763.0	2,852.0
Exinfrastructure project [Member] | Euro commercial paper [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies		€ 50.0	249.0
Reduction issued due to the variation of the EURO Commercial Paper			€ (199.0)
Percentage of average cost		2.04%	3.17%					2.04%
Average rate of outstanding bonds		2.62%	3.74%
Exinfrastructure project [Member] | Corporate bonds and debentures [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Notional amount		€ 2,680.0
Borrowings excluding infrastructure project companies		2,653.0	€ 2,292.0
Exinfrastructure project [Member] | Corporate bonds and debentures [Member] | Corporate debt [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Consolidated debt		€ 60.0
Average rate related to ferrovial loans		0.425%
Exinfrastructure project [Member] | Corporate bonds and debentures [Member] | Corporate debt [Member] | Bottom of range [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease in consolidated debt ECPs issued			(89.0)
Increase decrease in consolidated debt		€ (199.0)
Exinfrastructure project [Member] | Other borrowings [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings excluding infrastructure project companies		47.0	36.0
Exinfrastructure project [Member] | Other borrowings [Member] | Not later than one year [member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Increase decrease in consolidated debt ECPs issued	€ 50.0
Exinfrastructure project [Member] | Energy and mobility infrastructures division [Member] | Corporate debt [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Credit drawable		0.0	0.0
Credit limit		1.0	0.0
Credit utilized		1.0	0.0
Consolidated debt		1.0	0.0
Exinfrastructure project [Member] | Construction division [Member] | Corporate debt [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Credit drawable		108.0	114.0
Credit limit		149.0	131.0
Credit utilized		41.0	17.0
Consolidated debt		42.0	€ 14.0
Exinfrastructure project [Member] | Sustainability Target Euro-commercial [Member] | Euro commercial paper [Member] | Corporate debt [Member] | July [Member]
Detail of information about cash and cash equivalents and borrowings [Line Items]
Issued capital		€ 50.0
Exinfrastructure project [Member] | Fixed interest rate [member] | Final maturity on January 2030
Detail of information about cash and cash equivalents and borrowings [Line Items]
Borrowings, interest rate		3.25%						3.25%